Note 40 - Fair Value Information - Schedule of Significant Unobservable Inputs (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Assets	$ 501,000	$ 1,000
Recurring fair value measurement [member]
Statement Line Items [Line Items]
Assets	4,501,000	1,000
Investment in a rent-a-captive company [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Assets	1,000	1,000
Convertible Loans [Member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Assets	500,000	0
Investment in SAFE [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Assets	4,000,000	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Assets	4,501,000	1,000
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Warrant liabilities [member]
Statement Line Items [Line Items]
Liabilities		$ 19,172,009
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Warrant liabilities [member] | Risk free rate, series A [member]
Statement Line Items [Line Items]
Range		4.37%
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Warrant liabilities [member] | Risk free rate, series B [member]
Statement Line Items [Line Items]
Range		4.40%
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Warrant liabilities [member] | Price volatility series A [member]
Statement Line Items [Line Items]
Range		119.07%
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Warrant liabilities [member] | Price volatility series B [member]
Statement Line Items [Line Items]
Range		119.07%
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Warrant liabilities [member] | Dividend yield [member]
Statement Line Items [Line Items]
Range		0.00%
Level 3 of fair value hierarchy [member] | Investment in a rent-a-captive company [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Assets	1,000	$ 1,000
Level 3 of fair value hierarchy [member] | Convertible Loans [Member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Assets	500,000	0
Level 3 of fair value hierarchy [member] | Investment in SAFE [member] | Recurring fair value measurement [member]
Statement Line Items [Line Items]
Assets	$ 4,000,000	$ 0
Level 3 of fair value hierarchy [member] | Investment in SAFE [member] | Recurring fair value measurement [member] | Risk free rate [Member]
Statement Line Items [Line Items]
Range	3.50%
Level 3 of fair value hierarchy [member] | Investment in SAFE [member] | Recurring fair value measurement [member] | Credit yield [member]
Statement Line Items [Line Items]
Range	6.60%